Inventories (Details) - DKK (kr) kr in Thousands	Sep. 30, 2020	Dec. 31, 2019
Inventories
Raw materials	kr 15,262
Work in progress	27,570
Finished goods	32,330
Inventories	kr 75,162	kr 0